Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans	$ 0
Pension costs under defined benefit plan	5,591	8,321	8,143
Amount expensed under defined contribution plan	6,006	5,781	5,790
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under defined benefit plan	$ 179	$ 321	$ 309